Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Income Taxes
For financial reporting purposes, income (loss) before income taxes includes the following components:

	Year ended December 31,
(in millions)	2017	2016	2015
Income (loss) before income taxes
United States	$1.5	$(131.3)	$(13.0)
Foreign	167.3	51.7	39.7
Total income (loss) before income taxes	$168.8	$(79.6)	$26.7

Summary of Expense (Benefit) for Income Taxes
The expense (benefit) for income taxes is summarized as follows:

	Year ended December 31,
(in millions)	2017	2016	2015
Current:
Federal	$6.8	$(0.1)	$0.6
State	2.0	0.1	2.5
Foreign	28.5	20.4	14.5
Total current	$37.3	$20.4	$17.6
Deferred:
Federal	26.5	(15.1)	(12.3)
State	—	(3.0)	1.7
Foreign	(14.8)	(13.5)	3.2
Total deferred	$11.7	$(31.6)	$(7.4)
Total income tax expense (benefit)	$49.0	$(11.2)	$10.2

Reconciliation Between Statutory Tax Rate and Effective Tax Rate
The reconciliation between the US statutory tax rate and the Company’s effective tax rate is presented as follows:

	Year ended December 31,
(in millions)	2017	2016	2015
US federal statutory income tax expense (benefit) applied to income (loss) before income taxes	$59.1	$(27.8)	$9.3
State income taxes, net of federal benefit	1.4	(2.9)	3.3
Foreign tax rate differential	(18.0)	(5.8)	(6.5)
Non-taxable interest income	(11.4)	(10.8)	(14.1)
Valuation allowance, net	(18.1)	(24.7)	(9.0)
Expiration of tax attributes	0.1	4.4	8.1
Foreign losses not benefited	0.7	8.0	7.5
Effect of flow-through entities	8.9	(9.0)	4.2
Net share-based compensation	(3.7)	1.7	3.5
Non-deductible expense	3.5	3.4	3.5
Unrecognized tax benefits	(1.7)	(1.4)	(2.5)
Adjustment to prior year tax due to changes in estimates	(0.5)	0.3	1.6
Change in statutory income tax rates	(17.5)	2.7	1.1
Deemed dividends from foreign subsidiaries	17.6	1.4	0.6
Non-deductible interest expense	0.1	2.6	0.5
Withholding and other taxes based on income	0.5	0.5	0.5
Contingent consideration	(0.3)	—	—
Foreign exchange rate remeasurement	0.3	(1.0)	(0.4)
Revaluation due to Section 987 tax law change	—	45.0	—
One-time repatriation tax	76.5	—	—
Foreign Tax Credit	(47.6)	—	—
Other	(0.9)	2.2	(1.0)
Total income tax expense (benefit)	$49.0	$(11.2)	$10.2

Consolidated Deferred Tax Assets and Liabilities
The consolidated deferred tax assets and liabilities are detailed as follows:

	December 31,
(in millions)	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$68.6	$124.1
Environmental reserves	25.3	40.2
Interest	35.7	93.8
Tax credit and capital loss carryforwards	37.2	4.5
Pension	68.2	105.4
Flow-through entities	2.5	15.6
Stock options	5.7	11.4
Inventory	4.2	8.7
Other temporary differences	26.4	17.8
Gross deferred tax assets	$273.8	$421.5
Valuation allowance	(117.2)	(167.9)
Deferred tax assets, net of valuation allowance	$156.6	$253.6
Deferred tax liabilities:
Property, plant and equipment, net	(98.7)	(165.2)
Intangible assets	(64.6)	(85.3)
Other temporary differences	(5.9)	(2.1)
Deferred tax liabilities	$(169.2)	$(252.6)
Net deferred tax (liability) asset	$(12.6)	$1.0

Schedule of Changes in Valuation Allowance
The changes in the valuation allowance were as follows:

	December 31,
(in millions)	2017	2016
Beginning balance	$167.9	$193.0
Change related to current foreign net operating losses	0.7	5.3
Change related to utilization of net operating loss carryforwards	(30.1)	(20.6)
Change related to generation/expiration of tax attributes	29.9	(4.5)
Change related to foreign currency	7.1	(4.6)
Change related to utilization of deferred interest expense	(26.3)	—
Change related to tax rate change	(31.6)	—
Change related to other items	(0.4)	(0.7)
Ending balance	$117.2	$167.9

Schedule of Changes in Unrecognized Tax Benefits Included in Other Long-Term Liabilities, Excluding Interest and Penalties
The changes in unrecognized tax benefits included in other long-term liabilities, excluding interest and penalties, are as follows:

	Year ended December 31,
(in millions)	2017	2016
Beginning balance	$4.3	$5.2
Increase for tax positions of prior years	—	0.4
Reductions due to the statute of limitations expiration	(1.5)	(1.3)
Foreign exchange	0.3	—
Ending balance	$3.1	$4.3